Neuberger Berman Advisers Management Trust®
Supplement to the Summary Prospectuses, Prospectuses, and the Statement of Additional Information of International Equity Portfolio

Neuberger Berman Equity Funds®
Supplement to the Summary Prospectuses, Prospectuses, and the Statement of Additional Information of Neuberger Berman Global Equity Fund, Neuberger Berman International Equity Fund and Neuberger Berman International Select Fund

Effective immediately, Mr. Elias Cohen has been made a portfolio manager of the International Equity Portfolio, Neuberger Berman Global Equity Fund, Neuberger Berman International Equity Fund and Neuberger Berman International Select Fund.

Effective immediately, all references to Mr. David Bunan in the summary prospectuses, prospectuses, and Statement of Additional Information of International Equity Portfolio and the Neuberger Berman International Equity Fund are deleted in their entirety.

Effective immediately, the Funds' summary prospectuses and prospectuses are revised as follows:

(a) The section titled "Portfolio Managers" in the summary prospectuses and prospectuses for International Equity Portfolio and Neuberger Berman International Equity Fund is deleted in its entirety and replaced with the following:

Portfolio Managers
The Fund is managed by Benjamin Segal (Managing Director of the Manager) and Elias Cohen (Managing Director of the Manager). Mr. Segal has managed the Fund since its inception in 2005, and Mr. Cohen has co-managed the Fund since January 2019.

(b) The section titled "Portfolio Manager" in the summary prospectus and prospectus for Neuberger Berman Global Equity Fund is deleted in its entirety and replaced with the following:

Portfolio Managers
The Fund is managed by Benjamin Segal (Managing Director of the Manager) and Elias Cohen (Managing Director of the Manager). Mr. Segal has managed the Fund since its inception in 2011, and Mr. Cohen has co-managed the Fund since January 2019.

(c) The section titled "Portfolio Managers" in the summary prospectuses and prospectuses for Neuberger Berman International Select Fund is deleted in its entirety and replaced with the following:

Portfolio Managers
The Fund is managed by Benjamin Segal (Managing Director of the Manager) and Elias Cohen, CFA (Managing Director of the Manager). Mr. Segal has managed the Fund since its inception in 2006, and Mr. Cohen has co-managed the Fund since December 2016.

(d) The section titled "Management of the Fund - Portfolio Managers" in the prospectuses for International Equity Portfolio and Neuberger Berman International Equity Fund is deleted in its entirety and replaced with the following:

Benjamin Segal is a Managing Director of the Manager. Mr. Segal joined the firm in 1999 and has been the Portfolio Manager of the Fund since 2005.

Elias Cohen, CFA, is a Managing Director of the Manager. Mr. Cohen joined the firm in 2000 and has been a Portfolio Manager of the Fund since January 2019.

(e) The following is added to the "Management of the Funds — Portfolio Managers" section of the prospectus for Neuberger Berman Global Equity Fund:

Elias Cohen, CFA, is a Managing Director of the Manager. Mr. Cohen joined the firm in 2000 and has been a Portfolio Manager of the Fund since January 2019.

(f) The "Management of the Funds — Portfolio Managers" section of the prospectuses for Neuberger Berman International Select Fund is deleted in its entirety and replaced with the following:

Benjamin Segal is a Managing Director of the Manager. Mr. Segal joined the firm in 1999 and has been a Portfolio Manager of the Fund since its inception in 2006.

Elias Cohen, CFA, is a Managing Director of the Manager. Mr. Cohen joined the firm in 2000 and has co-managed the Fund since December 2016.

The date of this supplement is January 16, 2019.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com